Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total noncurrent		R$ 10,455	R$ 5,044
Banco do Nordeste (BNB) [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total noncurrent	[1]	5,224	R$ 5,044
Securities pledged as guarantee [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total noncurrent	[2]	R$ 5,231
Minimum [Member] | Banco do Nordeste (BNB) [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI	[1],[3]	98.00%
Maximum [Member] | Banco do Nordeste (BNB) [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI	[1],[3]	99.00%

[1]	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of the contracts.
[2]	The amounts classified as “Securities pledged as guarantee” refer to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.
[3]	Interbank Deposit Certificates